Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
ESP	(29)	(29)
RSUs/PSUs	(54)	(50)
Other (1)	(10)	(10)
Total share-based payments	(93)	(89)

(1) Includes DSP, DSUs and stock options.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes BCE’s outstanding stock options at December 31, 2019 and 2018.

		2019		2018
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		14,072,332	56	10,490,249	55
Granted		3,357,303	58	3,888,693	56
Exercised(1)	27	(4,459,559)	54	(266,941)	42
Forfeited		(144,535)	58	(39,669)	58
Outstanding, December 31		12,825,541	57	14,072,332	56
Exercisable, December 31		2,786,043	56	4,399,588	52

(1)	The weighted average market share price for options exercised was $62 in 2019 and $55 in 2018.
The following table summarizes the status of unvested employer contributions at December 31, 2019 and 2018.

NUMBER OF ESP SHARES	2019	2018
Unvested contributions, January 1	1,120,426	1,039,030
Contributions(1)	623,705	671,911
Dividends credited	57,083	56,926
Vested	(523,359)	(501,089)
Forfeited	(153,657)	(146,352)
Unvested contributions, December 31	1,124,198	1,120,426

(1)	The weighted average fair value of the shares contributed was $60 in 2019 and $55 in 2018.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes outstanding RSUs/PSUs at December 31, 2019 and 2018.

NUMBER OF RSUs/PSUs	2019	2018
Outstanding, January 1	2,812,697	2,740,392
Granted(1)	975,348	1,006,586
Dividends credited	149,648	149,258
Settled	(932,133)	(1,027,321)
Forfeited	(90,442)	(56,218)
Outstanding, December 31	2,915,118	2,812,697
Vested, December 31(2)	904,266	880,903

(1)	The weighted average fair value of the RSUs/PSUs granted was $58 in 2019 and $57 in 2018.

(2)	The RSUs/PSUs vested on December 31, 2019 were fully settled in February 2020 with BCE common shares and/or DSUs.
The following table summarizes the status of outstanding DSUs at December 31, 2019 and 2018.

NUMBER OF DSUs	2019	2018
Outstanding, January 1	4,391,997	4,309,528
Issued(1)	84,588	94,580
Settlement of RSUs/PSUs	146,960	112,675
Dividends credited	236,079	240,879
Settled	(236,525)	(365,665)
Outstanding, December 31	4,623,099	4,391,997

(1)	The weighted average fair value of the DSUs issued was $59 in 2019 and $55 in 2018.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2019 and 2018.

	STOCK OPTIONS OUTSTANDING
	2019			2018
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	449,216	1	47	1,747,042	2	46
$50-$59	12,271,003	6	58	12,232,011	5	57
$60 & above	105,322	4	61	93,279	5	61
	12,825,541	5	57	14,072,332	4	56

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table shows the principal assumptions used in the valuation.

	2019	2018
Weighted average fair value per option granted	$2.34	$2.13
Weighted average share price	$58	$57
Weighted average exercise price	$58	$56
Expected dividend growth	5%	5%
Expected volatility	14%	12%
Risk-free interest rate	2%	2%
Expected life (years)	4	4